FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes to the allowance for doubtful accounts
Balance at beginning of year	$ 19,351	$ 16,569
Charged to income	19,977	33,811
Utilization	(25,374)	(31,029)
Balance at end of year	$ 13,954	$ 19,351
Credit risk management | 90 days past due
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	4.90%	7.70%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	67.30%	58.90%